SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31, 2021	December 31, 2020	December 31, 2019

Cash paid during the period for:
Interest	$-	$-	$-
Income taxes	$288,192	$94,992	$-

The Company paid $288,192 (December 31, 2020 - $94,992, December 31, 2019 - $Nil) related to income tax in the period and accrued a further $800,000 (December 31, 2020 - $200,000, December 31, 2019 - $Nil) for expected income tax payments related to activities in Ghana. There were no other significant non-cash transactions during the years ended December 31, 2021, 2020, or 2019.